Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.81%
Communication Services - 2.73%
A.H. Belo Corp., Class A+ 51,457 $ 107,545
Alaska Communications
Systems Group, Inc. 189,187 614,858
AMC Networks, Inc.,
Class A*+ 32,000 1,701,120
ATN International, Inc. 22,000 1,080,640
Beasley Broadcast Group,
Inc., Class A+ 65,000 183,950
Cars.com, Inc.* 55,000 712,800
Consolidated
Communications
Holdings, Inc.*+ 154,800 1,114,560
Cumulus Media, Inc.,
Class A*+ 28,100 255,991
DHI Group, Inc.* 98,500 329,975
Emmis Communications
Corp., Class A* 57,200 147,576
Entercom Communications
Corp., Class A*+ 193,680 1,016,820
Entravision
Communications Corp.,
Class A 162,300 655,692
EW Scripps Co. (The),
Class A 97,100 1,871,117
Gray Television, Inc. 163,000 2,999,200
iHeartMedia , Inc., Class A* 75,000 1,361,250
Lions Gate Entertainment
Corp., Class A*+ 115,000 1,719,250
Lions Gate Entertainment
Corp., Class B* 100,000 1,290,000
Marcus Corp. (The)*+ 47,054 940,609
Meredith Corp.* 67,000 1,995,260
Saga Communications,
Inc., Class A 13,100 286,235
SPAR Group, Inc.* 25,000 42,000
Spok Holdings, Inc. 10,000 104,900
Telephone and Data
Systems, Inc. 34,200 785,232
Townsquare Media, Inc.,
Class A 40,700 436,711
Urban One, Inc.* 105,000 183,750
21,937,041
Consumer Discretionary - 16.29%
Abercrombie & Fitch Co.,
Class A* 120,600 4,137,786
Adient PLC* 145,000 6,409,000
AMCON Distributing Co.+ 1,350 154,845
American Axle &
Manufacturing Holdings,
Inc.* 104,150 1,006,089
Industry Company Shares Value
Consumer Discretionary (continued)
American Outdoor Brands,
Inc.* 16,000 $ 403,200
American Public
Education, Inc.* 22,700 808,801
Ark Restaurants Corp.* 8,500 171,190
Asbury Automotive Group,
Inc.*+ 31,000 6,091,500
Barnes & Noble Education,
Inc.*+ 74,900 609,686
Bassett Furniture
Industries, Inc. 20,659 501,394
Beazer Homes USA, Inc.* 56,500 1,181,980
Bed Bath & Beyond, Inc.+ 147,500 4,299,625
Big 5 Sporting Goods
Corp.+ 45,000 706,500
Big Lots, Inc.+ 54,000 3,688,200
Biglari Holdings, Inc.,
Class B* 6,700 889,492
BJ's Restaurants, Inc.*+ 28,000 1,626,240
Bluegreen Vacations
Corp.+ 92,800 1,000,384
Bluegreen Vacations
Holding Corp.* 23,604 437,618
Build-A-Bear Workshop,
Inc.*+ 40,000 276,000
Caleres , Inc. 40,000 872,000
Carrols Restaurant Group,
Inc.* 164,900 986,927
Cato Corp. (The), Class A* 38,000 456,000
Century Casinos, Inc.* 52,700 541,229
Century Communities, Inc.* 75,000 4,524,000
Chico's FAS, Inc.* 185,000 612,350
China Automotive
Systems, Inc.* 45,550 215,907
China XD Plastics Co.,
Ltd.* 108,400 115,988
Chuy's Holdings, Inc.*+ 25,000 1,108,000
Citi Trends, Inc.* 21,020 1,761,056
Conn's, Inc.* 42,600 828,570
Container Store Group,
Inc. (The)* 98,550 1,639,872
Cooper Tire & Rubber Co. 94,050 5,264,919
Crown Crafts, Inc.+ 30,050 232,286
Del Taco Restaurants, Inc. 50,000 479,000
Delta Apparel, Inc.* 23,700 642,981
Dillard's, Inc., Class A+ 33,900 3,273,723
Dixie Group, Inc. (The)*+ 23,400 69,498
Dover Motorsports, Inc. 60,000 123,600
Escalade, Inc. 10,000 209,100
Ethan Allen Interiors, Inc. 58,600 1,617,946
Express, Inc.*+ 160,000 643,200

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Fiesta Restaurant Group,
Inc.*+ 45,500 $ 572,845
Flanigan's Enterprises, Inc.* 2,500 59,363
Flexsteel Industries, Inc.+ 8,500 296,225
Fossil Group, Inc.*+ 70,000 868,000
Full House Resorts, Inc.* 70,000 595,700
GameStop Corp.,
Class A*+ 15,500 2,942,210
Genesco, Inc.* 15,000 712,500
G-III Apparel Group, Ltd.*+ 72,600 2,188,164
Golden Entertainment, Inc.* 47,000 1,187,220
Good Times Restaurants,
Inc.* 4,300 17,200
Group 1 Automotive, Inc.+ 28,250 4,457,568
Guess?, Inc.+ 103,000 2,420,500
Haverty Furniture Cos., Inc. 34,659 1,288,968
Hibbett Sports, Inc.* 31,500 2,170,035
Hooker Furniture Corp. 15,900 579,714
J Alexander's Holdings,
Inc.*+ 15,250 147,010
Lakeland Industries, Inc.*+ 20,000 557,200
Lands' End, Inc.*+ 64,900 1,610,169
Lazydays Holdings, Inc.*+ 21,608 384,838
Lifetime Brands, Inc. 57,449 843,926
Live Ventures, Inc.*+ 3,200 76,448
M/I Homes, Inc.* 53,000 3,130,710
MarineMax , Inc.*+ 44,900 2,216,264
Modine Manufacturing Co.* 81,900 1,209,663
Motorcar Parts of America,
Inc.* 35,000 787,500
Movado Group, Inc. 54,100 1,539,145
New Home Co., Inc. (The)* 20,000 104,800
ODP Corp. (The)* 85,390 3,696,533
Perdoceo Education Corp.* 85,200 1,018,992
Playa Hotels & Resorts
NV*+ 165,300 1,206,690
Red Robin Gourmet
Burgers, Inc.* 10,000 398,900
Rocky Brands, Inc. 18,850 1,019,031
Select Interior Concepts,
Inc., Class A*+ 65,000 468,000
Shoe Carnival, Inc.+ 30,600 1,893,528
Signet Jewelers, Ltd.*+ 81,000 4,696,380
Sonic Automotive, Inc.,
Class A 87,000 4,312,590
Sportsman's Warehouse
Holdings, Inc.* 44,400 765,456
Strattec Security Corp.* 17,300 811,370
Stride, Inc.*+ 55,850 1,681,643
Superior Group of Cos.,
Inc. 38,500 978,670
Tandy Leather Factory, Inc.* 14,700 56,448
Industry Company Shares Value
Consumer Discretionary (continued)
Tenneco, Inc., Class A* 138,700 $ 1,486,864
Tilly's, Inc., Class A* 36,900 417,708
TravelCenters of America,
Inc.*+ 40,730 1,105,005
Tri Pointe Homes, Inc.*+ 160,000 3,257,600
Unifi, Inc.* 45,000 1,240,200
Unique Fabricating, Inc.*+ 29,500 175,525
Universal Technical
Institute, Inc.* 13,100 76,504
Vince Holding Corp.*+ 15,000 168,300
Vista Outdoor, Inc.* 106,000 3,399,420
VOXX International
Corp.*+ 52,164 994,246
Weyco Group, Inc. 17,500 378,525
Xcel Brands, Inc.*+ 20,000 39,800
Zumiez , Inc.* 37,800 1,621,620
130,947,115
Consumer Staples - 3.52%
Alico , Inc. 13,100 391,166
Andersons, Inc. (The) 75,116 2,056,676
Central Garden & Pet
Co.*+ 7,000 406,070
Central Garden & Pet Co.,
Class A* 61,200 3,175,668
Coffee Holding Co., Inc.* 10,000 49,400
Edgewell Personal Care
Co.+ 100,000 3,960,000
Fresh Del Monte Produce,
Inc.+ 83,000 2,376,290
Ingles Markets, Inc.,
Class A+ 35,750 2,203,988
Lifeway Foods, Inc.*+ 2,000 10,800
Natural Alternatives
International, Inc.* 16,800 258,048
Natural Grocers by Vitamin
Cottage, Inc. 36,100 633,555
Oil- Dri Corp. of America 11,242 387,174
Rite Aid Corp.*+ 147,500 3,017,850
S&W Seed Co.* 10,000 36,000
Seneca Foods Corp.,
Class A* 25,450 1,198,440
SpartanNash Co.+ 63,982 1,255,967
United Natural Foods,
Inc.*+ 117,000 3,853,980
Village Super Market, Inc.,
Class A+ 16,900 398,333
Weis Markets, Inc.+ 46,100 2,605,572

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Consumer Staples (continued)
Willamette Valley
Vineyards, Inc.*+ 3,000 $ 27,150
28,302,127
Energy - 11.44%
Adams Resources &
Energy, Inc. 10,600 296,906
Alto Ingredients, Inc.*+ 145,000 787,350
Amplify Energy Corp.*+ 111,000 308,580
Antero Resources Corp.* 585,000 5,967,000
Arch Resources, Inc.*+ 15,800 657,280
Archrock , Inc. 232,700 2,208,323
Ardmore Shipping Corp.* 62,700 284,658
Berry Corp. 75,471 415,845
Bonanza Creek Energy,
Inc.* 59,300 2,118,789
Bristow Group, Inc.* 14,200 367,496
Centennial Resource
Development, Inc.,
Class A*+ 355,000 1,491,000
Comstock Resources,
Inc.*+ 370,000 2,049,800
CONSOL Energy, Inc.* 80,500 782,460
Dawson Geophysical
Co.*+ 52,000 127,400
DHT Holdings, Inc. 329,700 1,955,121
Diamond S Shipping,
Inc.*+ 65,000 651,950
Dorian LPG, Ltd.* 123,029 1,615,371
Earthstone Energy, Inc.,
Class A*+ 147,055 1,051,443
Epsilon Energy, Ltd.*+ 60,000 233,700
Exterran Corp.* 34,000 114,240
Frontline, Ltd.+ 305,000 2,180,750
Golar LNG, Ltd.*+ 176,390 1,804,470
Goodrich Petroleum
Corp.*+ 22,000 208,120
Green Plains, Inc.*+ 76,450 2,069,501
Helix Energy Solutions
Group, Inc.*+ 240,500 1,214,525
International Seaways,
Inc.+ 30,000 581,400
Kosmos Energy, Ltd.* 460,151 1,412,664
Liberty Oilfield Services,
Inc., Class A*+ 195,000 2,201,550
Matador Resources Co.+ 181,377 4,253,291
Murphy Oil Corp.+ 230,000 3,774,300
Nabors Industries, Ltd. 4,000 373,800
NACCO Industries, Inc.,
Class A+ 16,450 410,428
National Energy Services
Reunited Corp.* 185,200 2,290,924
Industry Company Shares Value
Energy (continued)
Natural Gas Services
Group, Inc.* 43,152 $ 407,355
Navigator Holdings, Ltd.* 104,100 926,490
Navios Maritime
Acquisition Corp. 42,500 172,125
Newpark Resources, Inc.* 150,200 471,628
NexTier Oilfield Solutions,
Inc.* 239,574 891,215
Nine Energy Service, Inc.* 37,700 86,710
Nordic American Tankers,
Ltd.+ 333,800 1,084,850
Northern Oil and Gas,
Inc.*+ 52,630 635,770
Oceaneering International,
Inc.* 80,600 920,452
Oil States International,
Inc.*+ 78,400 472,752
Overseas Shipholding
Group, Inc., Class A* 215,916 444,787
Par Pacific Holdings, Inc.* 92,000 1,299,040
Patterson-UTI Energy, Inc. 265,000 1,889,450
PBF Energy, Inc.,
Class A*+ 167,000 2,363,050
PDC Energy, Inc.* 71,200 2,449,280
Penn Virginia Corp.*+ 26,000 348,400
PrimeEnergy Resources
Corp.* 1,000 52,390
ProPetro Holding Corp.* 139,810 1,490,375
Range Resources Corp.*+ 250,000 2,582,500
Ranger Energy Services,
Inc.*+ 23,500 128,780
Renewable Energy Group,
Inc.*+ 60,719 4,009,883
REX American Resources
Corp.* 7,850 660,734
RPC, Inc.*+ 232,000 1,252,800
SandRidge Energy, Inc.*+ 103,000 402,730
Scorpio Tankers, Inc.+ 73,690 1,360,317
Select Energy Services,
Inc., Class A* 149,000 742,020
SilverBow Resources, Inc.* 22,000 171,160
SM Energy Co. 175,000 2,864,750
Smart Sand, Inc.*+ 75,000 189,750
Solaris Oilfield
Infrastructure, Inc.,
Class A+ 120,300 1,476,081
Southwestern Energy Co.* 965,018 4,487,334
Talos Energy, Inc.* 72,100 868,084
Teekay Corp.*+ 170,000 544,000
Teekay Tankers, Ltd.,
Class A*+ 50,000 695,000
TETRA Technologies, Inc.* 275,000 660,000

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
Transocean, Ltd.*+ 200,000 $ 710,000
US Silica Holdings, Inc. 129,500 1,591,555
VAALCO Energy, Inc.*+ 134,900 302,176
World Fuel Services Corp. 103,156 3,631,091
91,997,299
Financials - 30.35%
1st Constitution Bancorp+ 12,250 215,722
1st Source Corp. 40,500 1,926,990
ACNB Corp. 6,600 193,380
Allegiance Bancshares,
Inc. 31,131 1,262,051
Amalgamated Financial
Corp. 46,800 776,412
A-Mark Precious Metals,
Inc.+ 11,500 414,000
Amerant Bancorp, Inc.* 50,000 928,500
American National
Bankshares , Inc. 13,500 446,445
American River
Bankshares + 16,244 264,940
AmeriServ Financial, Inc. 66,000 267,960
Ames National Corp. 5,000 127,900
Argo Group International
Holdings, Ltd. 39,094 1,967,210
Associated Capital Group,
Inc., Class A+ 19,500 699,270
Atlantic Capital
Bancshares, Inc.* 36,133 870,805
Axos Financial, Inc.* 94,000 4,418,940
Banc of California, Inc. 53,500 967,280
Banco Latinoamericano de
Comercio Exterior SA,
Class E 70,188 1,061,944
Bank of Commerce
Holdings+ 54,800 698,700
Bank of NT Butterfield &
Son, Ltd. (The) 82,500 3,153,150
Bank of Princeton (The) 12,500 357,750
Bank7 Corp. 23,100 406,791
BankFinancial Corp. 29,000 299,280
Banner Corp. 20,000 1,066,600
Bar Harbor Bankshares 30,541 898,516
BCB Bancorp, Inc.+ 25,900 357,420
Berkshire Hills Bancorp,
Inc. 68,810 1,535,839
Boston Private Financial
Holdings, Inc. 105,800 1,409,256
Brookline Bancorp, Inc. 108,500 1,627,500
Bryn Mawr Bank Corp. 30,000 1,365,300
Business First Bancshares,
Inc. 30,000 717,900
Industry Company Shares Value
Financials (continued)
Byline Bancorp, Inc. 61,000 $ 1,290,150
C&F Financial Corp. 2,400 106,296
Cadence BanCorp 183,000 3,793,590
Cambridge Bancorp 580 48,906
Capital City Bank Group,
Inc. 13,750 357,775
Carter Bankshares , Inc.* 42,000 586,320
CB Financial Services,
Inc.+ 13,500 298,755
CBTX, Inc.+ 1,100 33,792
Central Pacific Financial
Corp. 30,000 800,400
Central Valley Community
Bancorp 26,900 495,229
Century Bancorp, Inc.,
Class A 4,000 373,240
Chemung Financial Corp.+ 11,593 484,819
Citizens Community
Bancorp, Inc. 27,000 335,070
Citizens Holding Co. 3,400 67,660
Citizens, Inc.*+ 64,500 373,455
Civista Bancshares, Inc. 19,821 454,694
CNB Financial Corp. 14,500 356,845
Codorus Valley Bancorp,
Inc. 22,971 422,896
Cohen & Co., Inc.*+ 4,500 106,785
Community Bankers Trust
Corp. 25,000 220,500
Community Financial Corp.
(The) 5,840 200,020
Community Trust Bancorp,
Inc. 26,400 1,162,392
Community West
Bancshares+ 11,000 141,240
ConnectOne Bancorp, Inc. 50,500 1,280,175
Consumer Portfolio
Services, Inc.*+ 57,000 229,710
Cortland Bancorp 10,000 220,700
County Bancorp, Inc.+ 20,937 501,860
Cowen, Inc., Class A 55,800 1,961,370
CrossFirst Bankshares ,
Inc.* 20,000 275,800
Curo Group Holdings
Corp. 25,000 364,750
Customers Bancorp, Inc.* 49,000 1,559,180
Dime Community
Bancshares, Inc. 55,920 1,685,429
Donegal Group, Inc.,
Class A 60,100 893,086
Donnelley Financial
Solutions, Inc.* 48,900 1,360,887
Eagle Bancorp Montana,
Inc. 11,900 289,408

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Eagle Bancorp, Inc. 37,500 $ 1,995,375
Elevate Credit, Inc.*+ 82,600 241,192
Emclaire Financial Corp.+ 700 19,264
Employers Holdings, Inc. 60,300 2,596,518
Encore Capital Group,
Inc.*+ 60,100 2,417,823
Enova International, Inc.* 69,900 2,480,052
Enterprise Bancorp, Inc. 14,275 464,223
Enterprise Financial
Services Corp. 40,500 2,002,320
Equity Bancshares, Inc.,
Class A* 32,800 898,720
Esquire Financial Holdings,
Inc.* 11,500 262,315
ESSA Bancorp, Inc. 22,300 356,800
Evans Bancorp, Inc. 9,000 305,010
EZCORP, Inc., Class A*+ 87,700 435,869
Farmers National Banc
Corp. 45,000 751,500
Fauquier Bankshares ,
Inc.+ 2,500 53,200
FBL Financial Group, Inc.,
Class A+ 44,766 2,503,315
FedNat Holding Co. 25,200 116,676
FG Financial Group, Inc.*+ 10,000 46,500
Financial Institutions, Inc. 46,300 1,402,427
First BanCorp Puerto Rico 332,000 3,738,320
First Bancorp, Inc. (The) 5,000 145,950
First Bancorp/Southern
Pines NC 1,000 43,500
First Bancshares, Inc.
(The)+ 17,100 626,031
First Bank 21,622 263,140
First Busey Corp. 66,500 1,705,725
First Business Financial
Services, Inc. 13,900 343,747
First Choice Bancorp 31,707 770,797
First Commonwealth
Financial Corp. 145,000 2,083,650
First Community
Bankshares , Inc. 22,000 659,780
First Financial Corp. 17,495 787,450
First Financial Northwest,
Inc. 20,700 294,975
First Guaranty Bancshares,
Inc. 10,175 182,234
First Internet Bancorp 13,800 486,174
First Merchants Corp. 67,900 3,157,350
First Mid Bancshares, Inc. 22,000 966,460
First Midwest Bancorp,
Inc. 145,000 3,176,950
First National Corp.+ 9,500 169,385
Industry Company Shares Value
Financials (continued)
First of Long Island Corp.
(The) 31,000 $ 658,750
First United Corp. 10,825 190,736
First US Bancshares, Inc.+ 5,000 46,500
Flushing Financial Corp. 46,641 990,188
FNCB Bancorp, Inc.+ 10,000 75,400
Franklin Financial Services
Corp. 6,000 187,080
FVCBankcorp , Inc.* 14,200 245,944
Genworth Financial, Inc.,
Class A* 750,000 2,490,000
Global Indemnity Group,
LLC, Class A+ 26,843 795,627
Great Elm Capital Corp.+ 867 2,948
Great Southern Bancorp,
Inc. 22,300 1,263,741
Great Western Bancorp,
Inc. 85,804 2,599,003
Guaranty Bancshares, Inc. 8,800 323,400
Guaranty Federal
Bancshares, Inc.+ 500 9,675
Hallmark Financial
Services, Inc.*+ 27,000 104,760
Hanmi Financial Corp. 54,000 1,065,420
Hawthorn Bancshares, Inc. 13,498 287,372
HCI Group, Inc.+ 11,500 883,430
Heartland Financial USA,
Inc. 68,350 3,435,271
Hennessy Advisors, Inc.+ 6,000 51,540
Heritage Commerce Corp. 75,000 916,500
Heritage Financial Corp. 53,600 1,513,664
Heritage Insurance
Holdings, Inc. 48,500 537,380
HMN Financial, Inc.* 2,000 40,220
Home Bancorp, Inc.+ 21,097 760,547
HomeStreet , Inc. 46,500 2,049,255
Hope Bancorp, Inc. 161,500 2,432,190
Horace Mann Educators
Corp. 61,550 2,659,576
Horizon Bancorp, Inc. 87,542 1,626,530
Howard Bancorp, Inc.* 50,800 835,152
Impac Mortgage Holdings,
Inc.*+ 3,000 6,030
Independent Bank Corp. 25,500 602,820
Independent Bank Group,
Inc. 76,100 5,497,464
Investar Holding Corp. 16,000 328,800
Investors Title Co.+ 1,000 166,000
James River Group
Holdings, Ltd. 54,300 2,477,166
Kingstone Cos., Inc.+ 24,000 204,960
Lakeland Bancorp, Inc.+ 79,740 1,389,868

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Landmark Bancorp, Inc.+ 2,678 $ 70,753
LCNB Corp. 25,200 441,000
LendingClub Corp.*+ 96,600 1,595,832
Limestone Bancorp, Inc.* 11,000 174,350
Luther Burbank Corp. 98,900 1,169,987
Mackinac Financial Corp. 28,400 398,168
MainStreet Bancshares,
Inc.* 3,060 63,526
Malvern Bancorp, Inc.*+ 8,700 161,994
Manning & Napier, Inc.+ 116,000 750,520
Marlin Business Services
Corp. 21,875 298,375
Mercantile Bank Corp. 3,000 97,410
Meridian Bancorp, Inc. 10,000 184,200
Meridian Corp. 18,000 468,000
Meta Financial Group, Inc. 66,434 3,010,125
Metrocity Bankshares ,
Inc.+ 19,409 298,510
Metropolitan Bank Holding
Corp.* 16,700 841,012
Middlefield Banc Corp.+ 13,300 278,768
Midland States Bancorp,
Inc. 37,117 1,029,626
MidWestOne Financial
Group, Inc. 24,100 746,377
MMA Capital Holdings,
Inc.*+ 5,000 114,050
Mr Cooper Group, Inc.* 151,203 5,255,816
MVB Financial Corp. 17,600 594,880
National Western Life
Group, Inc., Class A 6,150 1,531,350
Navient Corp. 277,000 3,963,870
NI Holdings, Inc.*+ 28,000 517,440
Nicholas Financial, Inc.*+ 19,400 205,058
Nicolet Bankshares , Inc.* 10,000 834,600
NMI Holdings, Inc.,
Class A* 105,000 2,482,200
Northeast Bank 22,300 588,497
Northfield Bancorp, Inc. 75,000 1,194,000
Northrim BanCorp , Inc. 9,573 406,948
Northwest Bancshares,
Inc. 100,000 1,445,000
Oak Valley Bancorp+ 1,000 17,150
OceanFirst Financial Corp. 100,996 2,417,844
Ocwen Financial Corp.* 20,320 577,698
OFG Bancorp 91,000 2,058,420
Old Point Financial Corp.+ 5,100 119,952
Old Second Bancorp, Inc. 41,500 548,215
OP Bancorp 28,000 294,560
Oportun Financial Corp.* 42,000 869,820
Oppenheimer Holdings,
Inc., Class A 29,319 1,174,226
Industry Company Shares Value
Financials (continued)
Orrstown Financial
Services, Inc. 13,500 $ 301,050
Pacific Mercantile
Bancorp* 55,300 492,170
Pacific Premier Bancorp,
Inc. 124,800 5,421,312
Parke Bancorp, Inc. 32,059 640,859
PCB Bancorp 36,300 544,500
Peapack -Gladstone
Financial Corp. 22,968 709,252
Penns Woods Bancorp,
Inc. 9,200 221,628
Peoples Bancorp of North
Carolina, Inc. 12,880 304,483
Peoples Bancorp, Inc. 38,350 1,272,069
Peoples Financial Services
Corp. 9,700 409,728
Piper Sandler Cos. 16,100 1,765,365
Plumas Bancorp+ 2,000 58,500
PRA Group, Inc.* 41,000 1,519,870
Preferred Bank/Los
Angeles CA 19,400 1,235,392
Premier Financial Bancorp,
Inc. 29,240 543,572
Primis Financial Corp. 39,100 568,514
ProAssurance Corp. 58,000 1,552,080
ProSight Global, Inc.* 58,410 735,966
Protective Insurance
Corp., Class B 35,100 802,737
Provident Bancorp, Inc. 28,000 403,200
Provident Financial
Holdings, Inc. 44,710 755,599
Provident Financial
Services, Inc. 112,625 2,509,285
Prudential Bancorp, Inc. 2,457 36,265
QCR Holdings, Inc. 27,600 1,303,272
RBB Bancorp+ 39,500 800,665
Regional Management
Corp. 29,100 1,008,606
Renasant Corp.+ 90,000 3,724,200
Republic Bancorp, Inc.,
Class A 31,200 1,381,848
Riverview Bancorp, Inc. 62,478 432,973
Salisbury Bancorp, Inc. 1,683 74,742
Sandy Spring Bancorp,
Inc. 51,300 2,227,959
SB Financial Group, Inc. 25,218 460,481
Security National Financial
Corp., Class A* 17,033 159,259
Select Bancorp, Inc.* 33,500 370,845
Severn Bancorp, Inc.+ 30,000 363,000
Shore Bancshares, Inc. 17,800 302,956

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Sierra Bancorp 27,000 $ 723,600
SiriusPoint , Ltd.* 158,200 1,608,894
SmartFinancial , Inc. 40,500 876,825
Sound Financial Bancorp,
Inc.+ 2,000 83,260
Southern Missouri
Bancorp, Inc. 14,300 563,706
Spirit of Texas Bancshares,
Inc. 21,000 468,510
Standard AVB Financial
Corp. 18,000 587,700
Sterling Bancorp, Inc.*+ 55,000 311,300
Stewart Information
Services Corp. 44,900 2,336,147
StoneX Group, Inc.* 41,200 2,693,656
Summit Financial Group,
Inc. 19,100 507,105
Summit State Bank+ 16,250 265,200
SuRo Capital Corp.+ 32,700 443,085
SWK Holdings Corp.* 1,000 14,540
Territorial Bancorp, Inc. 15,000 396,900
Timberland Bancorp, Inc.+ 7,125 198,146
Tiptree, Inc. 81,700 731,215
TriCo Bancshares 47,000 2,226,390
TriState Capital Holdings,
Inc.* 45,000 1,037,700
Triumph Bancorp, Inc.* 10,000 773,900
TrustCo Bank Corp. NY 87,000 641,190
United Bancorp, Inc.+ 10,000 143,200
United Fire Group, Inc. 39,500 1,374,600
United Insurance Holdings
Corp. 43,400 312,914
Unity Bancorp, Inc.+ 28,700 631,400
Universal Insurance
Holdings, Inc. 48,895 701,154
Univest Financial Corp. 47,000 1,343,730
Veritex Holdings, Inc. 93,000 3,042,960
Waddell & Reed Financial,
Inc., Class A 144,200 3,612,210
Walker & Dunlop, Inc. 47,775 4,908,404
Watford Holdings, Ltd.* 40,000 1,384,400
Western New England
Bancorp, Inc. 51,465 433,850
World Acceptance Corp.*+ 10,900 1,414,384
244,035,063
Health Care - 3.02%
American Shared Hospital
Services*+ 8,500 23,545
Brookdale Senior Living,
Inc.* 285,500 1,727,275
CynergisTek , Inc.*+ 40,000 76,400
Industry Company Shares Value
Health Care (continued)
Five Star Senior Living,
Inc.* 89,800 $ 549,576
FONAR Corp.* 12,500 226,125
Great Elm Group, Inc.* 10,000 24,400
Lannett Co., Inc.*+ 61,400 324,192
Lexicon Pharmaceuticals,
Inc.*+ 104,792 615,129
Magellan Health, Inc.* 41,700 3,888,108
MEDNAX, Inc.*+ 32,500 827,775
National HealthCare Corp. 24,500 1,908,795
Opiant Pharmaceuticals,
Inc.* 10,000 106,200
Owens & Minor, Inc. 110,000 4,134,900
Prestige Consumer
Healthcare, Inc.*+ 40,000 1,763,200
SunLink Health Systems,
Inc.* 3,500 9,520
Surgery Partners, Inc.* 115,000 5,089,900
Tivity Health, Inc.* 80,000 1,785,600
Triple-S Management
Corp., Class B* 44,967 1,170,491
24,251,131
Industrials - 18.93%
AAR Corp. 60,500 2,519,825
Acacia Research Corp.* 104,500 694,925
ACCO Brands Corp. 178,800 1,509,072
Acme United Corp. 9,300 366,792
Aegion Corp.* 47,000 1,351,250
AeroCentury Corp.*+ 4,300 15,265
Air Transport Services
Group, Inc.*+ 13,500 395,010
Allegiant Travel Co.* 24,500 5,979,470
Apogee Enterprises, Inc.+ 37,000 1,512,560
ARC Document Solutions,
Inc.+ 156,700 330,637
ArcBest Corp. 45,400 3,194,798
Art's-Way Manufacturing
Co., Inc.*+ 15,000 46,350
Atlas Air Worldwide
Holdings, Inc.* 49,400 2,985,736
Avis Budget Group, Inc.* 113,000 8,197,020
BGSF, Inc. 9,600 134,400
Boise Cascade Co. 76,900 4,600,927
BrightView Holdings,
Inc.*+ 141,000 2,378,670
Caesarstone , Ltd. 71,400 980,322
CAI International, Inc. 44,500 2,025,640
Chicago Rivet & Machine
Co.+ 1,000 25,500
CIRCOR International,
Inc.* 30,000 1,044,600

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Civeo Corp.*+ 9,000 $ 137,790
Commercial Vehicle
Group, Inc.* 53,600 517,240
CompX International, Inc. 1,500 27,015
Concrete Pumping
Holdings, Inc.*+ 66,000 489,060
Cornerstone Building
Brands, Inc.* 269,500 3,781,085
Costamare , Inc. 252,600 2,430,012
Covenant Logistics Group,
Inc.* 24,250 499,307
DLH Holdings Corp.*+ 52,500 520,800
DXP Enterprises, Inc.* 25,000 754,250
Eagle Bulk Shipping, Inc.*+ 16,242 586,661
Eastern Co. (The) 12,404 332,427
Echo Global Logistics,
Inc.* 39,000 1,224,990
Eneti , Inc.+ 10,020 210,721
EnPro Industries, Inc. 30,600 2,609,262
Fortress Transportation
and Infrastructure
Investors, LLC+ 137,000 3,862,030
Genco Shipping & Trading,
Ltd. 97,300 980,784
General Finance Corp.* 50,000 607,500
GMS, Inc.* 74,000 3,089,500
GP Strategies Corp.* 37,500 654,375
Granite Construction,
Inc.+ 21,000 845,250
Greenbrier Cos., Inc. (The) 62,400 2,946,528
H&E Equipment Services,
Inc. 42,000 1,596,000
Hawaiian Holdings, Inc.* 53,600 1,429,512
HC2 Holdings, Inc.*+ 205,774 810,750
Heidrick & Struggles
International, Inc. 35,000 1,250,200
Herc Holdings, Inc.* 44,000 4,458,520
Hub Group, Inc., Class A* 12,500 841,000
Hudson Technologies,
Inc.*+ 63,300 101,913
Huttig Building Products,
Inc.*+ 21,900 80,154
Hyster -Yale Materials
Handling, Inc. 30,000 2,613,600
Interface, Inc. 103,500 1,291,680
KAR Auction Services,
Inc.+ 60,000 900,000
Kelly Services, Inc.,
Class A* 66,400 1,478,728
Knoll, Inc. 99,000 1,634,490
L B Foster Co., Class A* 29,600 529,840
Limbach Holdings, Inc.* 27,000 285,120
Industry Company Shares Value
Industrials (continued)
LSI Industries, Inc. 50,000 $ 426,500
Lydall , Inc.* 30,000 1,012,200
Manitowoc Co., Inc. (The)* 54,300 1,119,666
Matrix Service Co.*+ 32,800 430,008
Matthews International
Corp., Class A 39,700 1,570,135
Maxar Technologies, Inc. 104,500 3,952,190
Mesa Air Group, Inc.* 72,500 975,125
Miller Industries, Inc. 18,700 863,753
Mistras Group, Inc.* 50,000 570,500
Morgan Group Holding
Co.*+ 558 4,464
MRC Global, Inc.* 103,900 938,217
MYR Group, Inc.*+ 30,700 2,200,269
Navios Maritime Holdings,
Inc.* 40,000 350,400
NL Industries, Inc. 84,100 626,545
NN, Inc.* 70,000 494,900
Northwest Pipe Co.* 30,500 1,019,310
NOW, Inc.* 142,700 1,439,843
Orion Group Holdings,
Inc.*+ 65,422 397,112
P&F Industries, Inc.,
Class A* 492 3,237
PAM Transportation
Services, Inc.* 10,000 617,000
Pangaea Logistics
Solutions, Ltd. 82,300 260,068
Park-Ohio Holdings Corp. 26,500 834,485
Patriot Transportation
Holding, Inc.+ 15,000 165,150
Performant Financial Corp.* 100,000 215,000
Perma -Pipe International
Holdings, Inc.* 15,000 91,200
Powell Industries, Inc.+ 20,000 677,400
Preformed Line Products
Co. 4,600 316,250
Primoris Services Corp. 90,000 2,981,700
Quad/Graphics, Inc. 70,300 248,159
Quanex Building Products
Corp. 42,000 1,101,660
Quest Resource Holding
Corp.*+ 15,000 58,500
RCM Technologies, Inc.*+ 22,000 78,100
Resources Connection,
Inc. 20,000 270,800
REV Group, Inc. 127,500 2,442,900
Rush Enterprises, Inc.,
Class A 64,050 3,191,611
Rush Enterprises, Inc.,
Class B 19,050 858,965
Safe Bulkers, Inc.* 225,200 551,740

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
SEACOR Holdings, Inc.*+ 31,900 $ 1,299,925
Servotronics , Inc.*+ 1,000 8,570
Steelcase, Inc., Class A 190,000 2,734,100
Sterling Construction Co.,
Inc.* 64,800 1,503,360
Team, Inc.* 51,000 588,030
Terex Corp. 80,000 3,685,600
Textainer Group Holdings,
Ltd.* 125,400 3,592,710
Titan International, Inc.+ 67,900 630,112
Titan Machinery, Inc.* 32,000 816,000
TrueBlue , Inc.* 60,250 1,326,705
Tutor Perini Corp.* 97,200 1,841,940
Ultralife Corp.*+ 30,000 248,400
Universal Logistics
Holdings, Inc. 40,100 1,055,031
US Xpress Enterprises,
Inc., Class A* 130,000 1,527,500
USA Truck, Inc.* 23,200 443,352
Veritiv Corp.* 28,900 1,229,406
Viad Corp. 24,500 1,022,875
Volt Information Sciences,
Inc.* 14,200 55,948
VSE Corp. 11,560 456,620
Wabash National Corp. 85,500 1,607,400
WESCO International,
Inc.* 66,000 5,710,980
Willis Lease Finance
Corp.*+ 17,634 766,374
152,202,863
Information Technology - 4.97%
Alpha & Omega
Semiconductor, Ltd.* 36,905 1,206,793
Amtech Systems, Inc.*+ 38,300 452,706
AstroNova , Inc.+ 241 3,229
Avaya Holdings Corp.* 135,300 3,792,459
Aviat Networks, Inc.* 13,800 980,352
Bel Fuse, Inc., Class B 8,413 167,335
Benchmark Electronics,
Inc. 70,100 2,167,492
BK Technologies Corp.+ 6,973 29,147
BM Technologies, Inc.,
Restricted*
∆
^^ 7,540 87,841
Communications Systems,
Inc.+ 15,000 89,400
Computer Task Group,
Inc.* 25,000 238,750
Comtech
Telecommunications
Corp. 55,985 1,390,667
Conduent , Inc.* 371,200 2,472,192
Industry Company Shares Value
Information Technology (continued)
Daktronics, Inc.* 55,000 $ 344,850
Eastman Kodak Co.*+ 55,000 432,850
GTT Communications,
Inc.*+ 75,000 137,250
Information Services
Group, Inc.* 63,600 279,840
Innodata, Inc.*+ 43,000 270,900
Key Tronic Corp.*+ 10,300 79,413
Kimball Electronics, Inc.* 51,100 1,318,380
NETGEAR, Inc.* 15,000 616,500
NetScout Systems, Inc.*+ 111,500 3,139,840
NetSol Technologies, Inc.* 43,400 170,562
Photronics , Inc.* 118,670 1,526,096
Ribbon Communications,
Inc.* 95,000 779,950
Sanmina Corp.* 105,400 4,361,452
ScanSource , Inc.* 47,900 1,434,605
SigmaTron International,
Inc.* 4,115 22,098
StarTek , Inc.* 124,500 989,775
Steel Connect, Inc.* 57,645 114,137
Super Micro Computer,
Inc.* 93,000 3,632,580
Support.com, Inc.*+ 45,000 206,550
Synaptics , Inc.*+ 2,800 379,176
Trio-Tech International*+ 13,000 58,369
TSR, Inc.* 1,385 12,036
TTM Technologies, Inc.* 194,902 2,826,079
VirnetX Holding Corp.+ 175,000 974,750
Wayside Technology
Group, Inc.+ 15,700 394,698
Xperi Holding Corp. 108,000 2,351,160
39,932,259
Materials - 7.32%
Advanced Emissions
Solutions, Inc.* 52,500 288,750
AdvanSix , Inc.* 55,400 1,485,828
AgroFresh Solutions, Inc.* 63,900 127,800
Allegheny Technologies,
Inc.*+ 100,000 2,106,000
Alpha Metallurgical
Resources, Inc.*+ 22,169 279,994
Ampco -Pittsburgh Corp.*+ 33,000 222,750
Caledonia Mining Corp.
PLC+ 7,000 100,030
Carpenter Technology
Corp. 68,000 2,798,200
Century Aluminum Co.* 150,000 2,649,000
Clearwater Paper Corp.* 33,000 1,241,460

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Materials (continued)
Core Molding
Technologies, Inc.*+ 17,000 $ 199,351
Domtar Corp. 88,800 3,281,160
Friedman Industries, Inc. 32,900 266,161
FutureFuel Corp. 87,000 1,264,110
Glatfelter Corp. 82,000 1,406,300
Greif, Inc., Class A 15,000 855,000
Haynes International, Inc.+ 20,000 593,400
Intrepid Potash, Inc.*+ 10,500 341,880
Kaiser Aluminum Corp. 23,900 2,640,950
Koppers Holdings, Inc.* 51,000 1,772,760
Kraton Corp.* 59,277 2,168,945
Mercer International, Inc. 104,950 1,510,231
Minerals Technologies, Inc. 44,500 3,351,740
Olympic Steel, Inc. 18,500 544,825
PQ Group Holdings, Inc. 205,850 3,437,695
Ramaco Resources, Inc.*+ 69,900 295,677
Rayonier Advanced
Materials, Inc.*+ 110,000 997,700
Resolute Forest Products,
Inc.*+ 128,000 1,401,600
Ryerson Holding Corp.* 105,700 1,801,128
Schnitzer Steel Industries,
Inc., Class A 57,300 2,394,567
SunCoke Energy, Inc. 214,600 1,504,346
Synalloy Corp.* 5,473 48,381
TimkenSteel Corp.*+ 49,500 581,625
Trecora Resources* 45,002 349,666
Tredegar Corp.+ 47,600 714,476
Tronox Holdings PLC,
Class A 235,000 4,300,500
United States Steel
Corp.+ 200,000 5,234,000
Universal Stainless & Alloy
Products, Inc.*+ 15,250 155,092
US Concrete, Inc.*+ 23,700 1,737,684
Verso Corp., Class A 73,000 1,065,070
Warrior Met Coal, Inc. 76,000 1,301,880
58,817,712
Real Estate - 1.24%
BBX Capital, Inc.*+ 38,604 245,136
Forestar Group, Inc.* 1 23
Newmark Group, Inc.,
Class A 447,000 4,472,235
RE/MAX Holdings, Inc.,
Class A 28,000 1,102,920
Realogy Holdings Corp.*+ 227,818 3,446,886
Industry Company Shares Value
Real Estate (continued)
RMR Group, Inc. (The),
Class A+ 18,000 $ 734,580
10,001,780
TOTAL COMMON STOCKS - 99.81% 802,424,390
(Cost $481,984,996)
.
Preferred Stock - 0.00%
Air T Funding, 8.00%***+ 529 13,278
TOTAL PREFERRED STOCK - 0.00% 13,278
(Cost $11,003)
.
Rights - 0.00%
Newstar Financial, Inc.,
CVR*
∆
105,100 —
ZAGG, Inc., CVR*
∆
30,000 9,000
TOTAL RIGHTS - 0.00% 9,000
(Cost $8,950)
.
Warrants - 0.00%
Air T Funding, expiring
06/07/20* 27,864 5,740
Eagle Bulk Shipping, Inc.,
expiring 10/15/21* 8,501 425
TOTAL WARRANTS - 0.00% 6,165
(Cost $73,557)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.12%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 926,902
926,902
TOTAL MONEY MARKET FUND - 0.12% 926,902
(Cost $926,902)

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Security subject to restrictions on resale.
^
Rate^
B
Shares
B
Value
.
Investments Purchased With Cash Proceeds
From Securities Lending - 2.33%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.01% 18,752,829
$ 18,752,829
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 2.33% 18,752,829
(Cost $18,752,829)
TOTAL INVESTMENTS
-
102.26%
$ 822,132,564
(Cost $501,758,237)
Liabilities in Excess of Other Assets - (2.26%) (18,144,226)
NET ASSETS - 100.00% $ 803,988,338
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2021.
*** Security is perpetual and has no stated maturity date.
^ Rate disclosed as of March 31, 2021.
^^ Security subject to restrictions on resale, see additional information below.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
+ This security or a portion of the security is out on loan as of
March 31, 2021. Total loaned securities had a value of
$77,325,679 as of March 31, 2021.
Shares Issuer
Acquisition
Date Cost
Market
Value
at 3/31
Market
Value
Per
Unit
7,540
BM Technologies,
Inc. 12/17/20 $ 94,250 $ 87,841 11.65
CVR - Contingent Value Right
LLC - Limited Liability Company
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 3/31/2021 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks
Information
Technology $ 39,844,418 $ – $ 87,841 $ 39,932,259
Other
Industries (a) 762,492,131 – – 762,492,131
Total Common
Stocks 802,336,549 – 87,841 802,424,390
Preferred
Stock 13,278 – – 13,278
Rights – – 9,000 9,000
Warrants 5,740 425 – 6,165
Money Market
Fund – 926,902 – 926,902
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 18,752,829 – 18,752,829
TOTAL
$802,355,567 $19,680,156 $96,841 $822,132,564
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | March 31, 2021 (Unaudited)
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks Rights Total
Balance as of 06/30/2020 $ – $ 5,255 $ 5,255
Purchases – – –
Sales – – –
Return of Capital – – –
Realized Gain/(Loss) – – –
Change in unrealized
Appreciation/(Depreciation) – (5,255) (5,255)
Transfers in 87,841 9,000 96,841
Transfers out – – –
Balance as of 03/31/2021 $ 87,841 $ 9,000 $ 96,841
Net change in unrealized
Appreciation/(Depreciation)
from investments held as of
03/31/2021 $ – $ (5,255) $ (5,255)